                                                           [INVENTOR FUNDS LOGO]

                                                                            1995
                                                                     SEMI-ANNUAL
                                                                       REP0RT TO
                                                                    SHAREHOLDERS
                                                                October 31, 1995

                                   [GRAPHIC 1]

TABLE OF CONTENTS                                                 INVENTOR FUNDS
================================================================================

Letter to Shareholders ....................................................    1

Advisers' Review ..........................................................    3

Statements of Net Assets ..................................................   11

Statements of Operations ..................................................   30

Statements of Changes in Net Assets .......................................   32

Financial Highlights ......................................................   36

Notes to Financial Statements .............................................   38


================================================================================
October 31, 1995

LETTER TO SHAREHOLDERS                                            INVENTOR FUNDS
================================================================================

DEAR INVENTOR FUNDS SHAREHOLDER,

   What a difference a year makes! Last October, not only were we in the midst of a significant market downturn, we saw one of the worst bond markets in history. And both those events happened in the face of several interest rate increases the Federal Reserve made as it feared that the economy was overheating with the potential of creating unwanted inflation.

                                [PHOTO]

   As we said in our last letter to you in April, it seems the Fed has brought the economy in for a "soft landing". The past six months has accentuated this as the markets continue to rally under what appears to be modest economic growth, subdued inflation fears and continued strong corporate earnings. We do not see this abating in the near future, particularly if the balanced budget bill comes to fruition and doesn't become watered down during the compromise process.
In fact, this may add some steam to the momentum of the markets' rallies into 1996.

   Since April, the stock market has continued its upward trend, although not as dramatically as from mid-December through the end of April. Although there were a few bumps along the way, the market grew by about 13%, as measured by the Standard & Poor's 500, over the six month period. The bond market continued to rise which pushed interest rates lower by about 1% across the board on intermediate and long-term Treasury Securities. Shorter maturity issues compressed and began to flatten between three months and two years, as evidenced by money market fund rates which declined by only 35 basis points. Although this market rally has hindered income, or yield performance, it had a tremendous impact on total return by pushing up the prices of securities -- and in our case, share prices -- significantly.

   Overall we've been pleased with the funds' performances. The fund managers have progressed through the early start-up stages, trailing the benchmarks by only modest amounts. Benefiting from asset growth and having time to better position the portfolios we feel we are now in place to have better future performance. We saw some evidence of this already during the last quarter, as the relative performance of several funds displayed improvements within the funds' objective. The fund managers share their own assessment of performance and how they have positioned the portfolios later in this report.

================================================================================
                                                            October 31, 1995   1

LETTER TO SHAREHOLDERS                                            INVENTOR FUNDS
================================================================================

   In July, the Adviser met with the fund manager of the Pennsylvania Municipal Bond Fund to determine means of increasing yield, while maintaining the conservative parameters defined by the Fund's investment objective. The resulting decisions have paid off as the relative performance of the fund continues to improve and yield has come more in line with that of similar funds.

   In August, the Adviser received permission from Standard & Poor's to extend the maximum average weighted maturity of the Treasury Securities Money Market Fund from 50 to 55 days while maintaining the fund's triple-A rating. Since then, the fund manager has been gradually extending the average maturity to take advantage of higher yielding securities.

   On August 28, Integra Financial Corporation, the parent company of the Adviser, entered into a definitive agreement to be acquired by National City Corporation of Cleveland, Ohio. We will keep shareholders informed of any impact the pending merger may have on your investment with the Inventor Funds.

   I hope that you find this report useful and informative. And in closing I want to thank you for investing in the Inventor Funds and wish you a prosperous New Year.


                                         Sincerely,

                                         /s/ DOUGLAS W. SHERRATT
                                         ------------------------
                                         Douglas W. Sherratt
                                         Executive Vice President
                                         Integra Trust Company
                                         Investment Adviser

================================================================================
2   October 31, 1995

ADVISERS' REVIEW                                                  INVENTOR FUNDS
================================================================================

ECONOMIC OUTLOOK

Since our last report in April, the financial markets have continued to perform strongly. Stocks have continued their rally and bond rates are lower, both of which have provided excellent returns to investors, with lower rates meaning lower funding and borrowing costs to all sectors.

   The U.S. economy, though uneven, is growing and forecasted to continue at a pace of 2.5% annually. The first estimate of the third quarter Gross Domestic Product (GDP) was unexpectedly high, 4.2%. We believe the economy will grow at a more moderate pace through the remainder of the year and into early 1996.

   Unemployment remains low at 5.6%, despite the headline grabbing announcements of major corporate layoffs. Initial employment claims moved lower during September in keeping with the moderate strength in the labor market. Surveys of employers and hiring managers indicate many companies are maintaining respectable hiring plans for the remainder of 1995 and 1996. Business spending for capital goods and facilities appears to have peaked in the second quarter. However, it nonetheless continues to run consistently at a historically high level.

   Growth in real disposable income for consumers is likely to finish the year 4% higher than in 1994, and measures of consumer confidence continue to be high. The ABC/Money Market Magazine Comfort Index, for example, was its highest since the start of 1990. The second quarter's 3.4% rate of growth in consumer spending is expected to carry over into the third and fourth quarters. But retailers are bracing for a disappointing Christmas. Reason? Consumers are being more realistic about the debt they've piled up. Expect a practical Christmas present this year.

   Near-term, the outlook could be unsteady. That's because the U.S. economy is in better shape than widely perceived. Signs of strength (third quarter GDP of 4.2%, low unemployment, etc.) could make the bond market react with higher rates in the months ahead as it could be perceived that inflationary fears may return.

   Long-term, though, the outlook for the U.S. financial markets remains positive. Federal Reserve Chairman Greenspan described the domestic economy as improving, "in part because the strong increases in financial market values this year are likely to provide substantial support to household and business spending."

   Subdued inflation over the next several years points to lower interest rates and creates a solid foundation for stocks and bonds. And with the odds of a federal budget deal looking more realistic simply makes the outlook that much more favorable.

================================================================================
                                                            October 31, 1995   3

ADVISERS' REVIEW                                                  INVENTOR FUNDS
================================================================================

EQUITY GROWTH FUND
   Sub-adviser: STI Capital
                Management, N.A.
   Portfolio Manager: Anthony Gray

INVESTMENT OBJECTIVE

The Equity Growth Fund seeks capital appreciation by investing primarily in common stocks and securities convertible into common stocks of U.S. and foreign issuers. A bottom-up fundamental analysis is used, concentrating on relative price/earnings ratios to determine buy/sell points. Top-down analysis is used to confirm and enhance the bottom-up fundamental process.

INVESTMENT REVIEW

Stocks continued their strong 1995 advance through October 31. While returns were somewhat less than the previous two quarters, the overall returns remained robust and healthy. The NASDAQ Composite, with its heavy technology weighting, continued to lead the broader market indexes and has had the best performance this year.

   Recently, we have seen many cross-currents in the stock market including profit taking, nervousness in the technology sector, and the continuing decline of profit expectations. While this may prove to increase stock market volatility in the short-term, the long-term secular trend for stocks still appears positive.

   The Fund is over weighted in the leisure sector and continues to be under weighted in utilities as compared to the index. The Fund has increased its holdings in the health care and financial sectors during the past six months. The major decreases are in the utilities, and the food, beverage and tobacco sectors. Through much of the year, the larger cap classic growth stocks have been overshadowed by the rapid cyclical growth of small tech stocks, basic industry and merger-related issues. As overall market growth has slowed, the prospects for out performance by our classic growth stocks has increased substantially.


EQUITY GROWTH FUND
Ten Largest Holdings as of 10/31/95
--------------------------------------------------------------------------------
                                                                    Percentage
Security Description                                               of Net Assets
--------------------------------------------------------------------------------
Philip Morris Companies .........................................       2.3%
Columbia/HCA Healthcare .........................................       2.0
AT&T ............................................................       1.9
Motorola ........................................................       1.9
Smith Kline Beecham PLC .........................................       1.9
Home Depot ......................................................       1.9
General Electric ................................................       1.8
ITT .............................................................       1.8
Merck ...........................................................       1.6
E.I. du Pont de Nemours .........................................       1.6

================================================================================
4   October 31, 1995

ADVISERS' REVIEW                                                  INVENTOR FUNDS
================================================================================

INTERMEDIATE GOVERNMENT
SECURITIES FUND
   Sub-adviser: Wellington Management Company
   Portfolio Manager: Thomas L. Pappas

INVESTMENT OBJECTIVE

The Intermediate Government Securities Fund seeks to preserve capital and maintain a high degree of liquidity while providing current income consistent with the standards prescribed for the Fund. The Fund invests in U.S. Treasury obligations, and may invest in futures on U.S. Treasury obligations and obligations guaranteed as to principal and interest by the agencies and instrumentalities of the U.S. Government.

INVESTMENT REVIEW

Over the past six months, the Fund's duration and maturity structure has not been altered significantly. The Fund has kept a mortgage position in the 40-50% range. We continue to believe that the Federal Reserve will ease further with continued low inflation and weaker economic news. Despite our outlook for short term rates, we do not expect a buying frenzy to drive intermediate and longer term interest rates much lower, leading to a narrow trading range market. Therefore, we are positioning the fund with approximately a half-year longer duration and using the mortgage position to provide a higher yield to add incremental income. This profile gives the Fund a good opportunity to add value without undertaking substantial risk. Investments in U.S. agency mortgage-backed securities helped the Fund yield more than the Treasury benchmark.

INTERMEDIATE GOVERNMENT SECURITIES FUND
PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------
                                                                    10/31/95
--------------------------------------------------------------------------------
                                                                  Merrill Lynch
                                                                     3-5 Year
                                                      Portfolio   Treasury Index
--------------------------------------------------------------------------------
Weighted Average Maturity .....................          6.0            3.9
Weighted Average Coupon .......................          7.9            6.9
Weighted Average Quality ......................          AAA+           AAA+

================================================================================
                                                            October 31, 1995   5

ADVISERS' REVIEW                                                  INVENTOR FUNDS
================================================================================

GNMA Securities Fund
   Sub-adviser: Wellington Management Company
   Portfolio Manager: Thomas L. Pappas

INVESTMENT OBJECTIVE

The GNMA Securities Fund seeks to preserve capital and maintain a high degree of liquidity while providing current income consistent with the standards prescribed for the fund. The Fund invests primarily (at least 65% of its assets) in mortgage pass-through securities guaranteed by the Government National Mortgage Association.

INVESTMENT REVIEW

An economic environment having stable growth and low inflation should lead to a bond market with little volatility and a narrow trading range. This in turn should benefit mortgages. In such an environment, we will maintain a portfolio structure relatively neutral to the bond market with a slight bias towards longer term securities. This will permit us to capture additional return should the Federal Reserve ease, as we expect they will. We favor pass-through mortgages with slight discount coupons (6.5% to 7.5%) and "seasoned" premium coupon pass-through securities (8.5% to 9.5%) that have already experienced the 1992-1993 low in rates and are therefore not as sensitive to new refinancing opportunities. The Fund continues to maintain an 11% position in long Treasury securities. The duration and maturity characteristics of the Fund are essentially market-like (when including the income component) while it has a higher yield with less prepayment risk than the mortgage market as a whole.

GNMA SECURITIES FUND
PORTFOLIO STRUCTURE
--------------------------------------------------------------------------------
                                                                 10/31/95
--------------------------------------------------------------------------------
                                                                          Lehman
                                                                           GNMA
                                                         Portfolio        Index
--------------------------------------------------------------------------------
Weighted Average Maturity ....................              8.1            7.5
Weighted Average Coupon ......................              8.4            8.0
Weighted Average Quality .....................              AAA+           AAA+

================================================================================
6   October 31, 1995

ADVISERS' REVIEW                                                  INVENTOR FUNDS
================================================================================

PENNSYLVANIA MUNICIPAL
BOND FUND
   Sub-adviser: Weiss, Peck & Greer L.L.C.
   Portfolio Manager: S. Blake Miller

INVESTMENT OBJECTIVE

The Pennsylvania Municipal Bond Fund seeks to provide current income exempt from both regular federal income and Pennsylvania personal income taxes while preserving capital.

INVESTMENT REVIEW

Over the past six months, the Fund has maintained an average maturity of between 5-1/2 and 6 years or greater than 80% of its maximum range. This stance has enhanced the total return of the Fund during a very strong period for municipal securities. Having an over weighting toward pre-refunded securities was a drag on performance during the third quarter as this sector under performed the market as a whole. We view this under performance as a short-lived anomaly, and expect the pre-refunded section to make a strong contribution to the total return of the Fund in the months ahead.

================================================================================
                                                            October 31, 1995   7

ADVISERS' REVIEW                                                  INVENTOR FUNDS
================================================================================

PRIME OBLIGATIONS
MONEY MARKET FUND
   Sub-adviser: Wellington Management Company
   Portfolio Manager: John Keogh

INVESTMENT OBJECTIVE

The Prime Obligations Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.

INVESTMENT REVIEW

We expect that the Federal Reserve will lower short term interest rates over the next few months as fiscal policy remains restrictive, inflation remains benign, the consumer feels fully leveraged and over taxed, and capital spending is expected to moderate. The Fund's holdings remain concentrated in commercial paper and we are maintaining a longer average maturity in the 50 to 60 day range in order to lock in prevailing yields. The Fund has purchased appropriate floating rate securities with a current weighting of 7% in this area. The Fund also has invested in Callable Certificates of Deposit as these short duration securities offer incremental yield versus traditional CD instruments and commercial paper while demonstrating the low price volatility desired.

CERTIFICATES OF DEPOSIT                                                       3%
FLOATING RATE INSTRUMENT                                                      7%
REPURCHASE AGREEMENT                                                          3%
COMMERCIAL PAPER                                                             80%
BANKERS NOTES                                                                 4%
BANKERS ACCEPTANCES                                                           3%

                                 as of 10/31/95

================================================================================
8   October 31, 1995

ADVISERS' REVIEW                                                  INVENTOR FUNDS
================================================================================

TREASURY SECURITIES
MONEY MARKET FUND
   Sub-adviser: Wellington Management Company
   Portfolio Manager: John Keogh

INVESTMENT OBJECTIVE

The Treasury Securities Money Market Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund invests exclusively in U.S. Treasury obligations and repurchase agreements (repos) involving such obligations.

INVESTMENT REVIEW

We expect that the Federal Reserve will lower short term interest rates over the next few months as fiscal policy remains restrictive, inflation remains benign, the consumer feels fully leveraged and over taxed, and capital spending is expected to moderate. In this environment, we are maintaining a longer average maturity in the 40 to 55 day range in order to lock in prevailing yields. We have added longer maturity (out to a maximum of 397 days) Treasury securities when opportunities arose in order to extend the Fund's maturity. In order to add incremental yield, we have used Term Repos when the rates offered have been competitive.

U.S. TREASURY OBLIGATIONS                                                    18%
REPURCHASE AGREEMENTS                                                        82%

                                 as of 10/31/95

================================================================================
                                                            October 31, 1995   9

ADVISERS' REVIEW                                                  INVENTOR FUNDS
================================================================================

PENNSYLVANIA TAX EXEMPT
MONEY MARKET FUND
   Sub-adviser: Weiss, Peck & Greer
   Portfolio Manager: Janet A. Fiorenza

INVESTMENT OBJECTIVE

The Pennsylvania Tax Exempt Money Market Fund seeks to provide current income exempt from regular federal income and Pennsylvania personal income taxes, consistent with stability of principal as prescribed by the standards set for the Fund.

INVESTMENT REVIEW

As it became apparent that the economy was slowing and that inflation was contained, the average weighted maturity of the Fund was extended to approximately 55 days. At the end of October, over 60% of the Fund was invested in variable rate demand obligations that have either a daily, weekly, or monthly rate reset and can be redeemed at par either daily or weekly. In addition, 25% of the Fund was invested in securities which mature within six months while the remaining 15% was invested in securities which mature within 397 days. The Fund continues to be managed with four key objectives in mind: safety, liquidity, compliance, and performance.

================================================================================
10   October 31, 1995

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                                MARKET
                                                 VALUE
EQUITY GROWTH FUND                  SHARES       (000)
======================================================
COMMON STOCK (91.4%)
------------------------------------------------------
AEROSPACE (3.7%)
   Allied Signal                    20,900     $   888
   Boeing                            3,700         243
   Textron                           3,800         261
   United Technologies               7,400         657
   ---------------------------------------------------
       Total Aerospace                           2,049
                                               -------
AUTOMOTIVE (1.3%)
   General Motors                   10,900         477
   Goodyear Tire & Rubber            6,000         228
   ---------------------------------------------------
       Total Automotive                            705
                                               -------

BANKS (3.9%)
   Bank of Boston                    4,000         178
   BankAmerica                       1,700          98
   Chemical Banking                 12,300         700
   Mellon Bank                      14,400         722
   Midlantic                         5,800         307
   Summit Bancorporation
     of New Jersey                   5,000         142
   ---------------------------------------------------
       Total Banks                               2,147
                                               -------

BUILDING (0.8%)
   American Standard*                5,700         152
   Foster Wheeler                    8,100         304
   ---------------------------------------------------
       Total Building                              456
                                               -------

CHEMICALS (2.7%)
   Air Products & Chemical           8,200         423
   E.I. Du Pont de Nemours          14,600         911
   Praxair                           6,000         162
   ---------------------------------------------------
       Total Chemicals                           1,496
                                               -------

ELECTRICAL EQUIPMENT (4.2%)
   Emerson Electric                 10,900         777
   General Electric                 16,000       1,011
   General Signal                   17,500         558
   ---------------------------------------------------
       Total Electrical Equipment                2,346
                                               -------

ENERGY (5.6%)
   Amoco                            11,700         748
   Atlantic Richfield                2,900         310
   Chevron                           6,400         299
   Duracell International            1,300          68
   Halliburton                       4,800         199
   Mobil                             5,400         544
   Schlumberger                      4,600         286
   Sonat                               900          26
   Union Texas Petroleum            11,000         198
   Unocal                           15,500         407
   ---------------------------------------------------
       Total Energy                              3,085
                                               -------

ENVIRONMENTAL SERVICES (3.2%)
   Browning Ferris Industries        9,600         280
   Molton Metal Technology*         14,000         539
   Wheelabrator Technologies        23,000         331
   WMX Technologies                 21,600         607
   ---------------------------------------------------
       Total Environmental Services              1,757
                                               -------

FINANCIAL SERVICES (1.1%)
   Federal Home Loan Mortgage        9,100         630
   ---------------------------------------------------
       Total Financial Services                    630
                                               -------

The accompanying notes are an integral part of the financial statements.
================================================================================
                                                           October 31, 1995   11

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                                MARKET
                                                 VALUE
EQUITY GROWTH FUND (cont'd)         SHARES       (000)
======================================================
FOOD, BEVERAGE, TOBACCO &
   HOUSEHOLD PRODUCTS (9.9%)
   Bush Boake Allen*                 5,500     $   151
   Coca Cola                         7,300         525
   CPC International                 4,200         279
   Gillette                          5,700         276
   Kellogg                           4,100         296
   PepsiCo                           5,500         290
   Philip Morris Companies          14,900       1,257
   Procter & Gamble                  9,000         729
   RJR Nabisco Holdings              5,160         159
   Sara Lee                         18,200         535
   Sunbeam-Oster                    15,200         228
   Sysco                            12,800         389
   UST                              11,500         345
   ---------------------------------------------------
       Total Food, Beverage,
         Tobacco & Household Products            5,459
                                               -------

INSURANCE (5.4%)
   American General                  7,000         230
   American International Group      7,350         620
   Chubb                             6,800         611
   General Re                        4,900         710
   Travelers                        16,000         808
   ---------------------------------------------------
       Total Insurance                           2,979
                                               -------

LEISURE (3.3%)
   Autotote, Cl A*                  16,600          50
   Carnival Cruise Lines, Cl A      31,600         734
   Disney                            6,100         352
   Marriott International            6,500         240
   Mattel                           15,000         431
   ---------------------------------------------------
       Total Leisure                             1,807
                                               -------

MEDIA (3.9%)
   American Greetings, Cl A          5,000         158
   Capital Cities ABC                5,600         664
   Tele-Communications, Cl A*       41,100         699
   Viacom, Cl B Non-Voting*         13,300         665
   ---------------------------------------------------
       Total Media                               2,186
                                               -------

MEDICAL PRODUCTS & SERVICES (12.2%)
   Abbott Laboratories              16,400         652
   American Home Products            2,000         177
   Amgen*                            4,100         197
   Bristol Myers Squibb              4,700         358
   Columbia/HCA Healthcare          22,620       1,111
   Fisher Scientific                 4,400         138
   Healthsouth Rehabilitation*      10,000         261
   Johnson & Johnson                 7,400         603
   Merck                            15,900         914
   Pfizer                            8,500         488
   Pharmacia AB ADR                  2,400          84
   Schering Plough                   6,600         354
   Smith Kline Beecham PLC          20,000       1,038
   Tenet Healthcare*                18,500         331
   Warner Lambert                      900          77
   ---------------------------------------------------
       Total Medical Products & Services         6,783
                                               -------

METALS & MINING (0.5%)
   Alumax*                             600          18
   Worthington Industries           15,000         249
   ---------------------------------------------------
       Total Metals & Mining                       267
                                               -------

MISCELLANEOUS (3.3%)
   ITT                               8,000         980
   Tyco International               13,800         838
   ---------------------------------------------------
       Total Miscellaneous                       1,818
                                               -------

The accompanying notes are an integral part of the financial statements.
================================================================================
12   October 31, 1995

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                                MARKET
                                                 VALUE
EQUITY GROWTH FUND (cont'd)         SHARES       (000)
======================================================
PAPER & FOREST PRODUCTS (0.9%)
   Georgia Pacific                   5,900     $   487
   ---------------------------------------------------
       Total Paper & Forest Products               487
                                               -------

PAPER & PAPER PRODUCTS (0.5%)
   Willamette Industries             4,500         261
   ---------------------------------------------------
       Total Paper & Paper Products                261
                                               -------

RAILROADS (1.0%)
   Union Pacific                     8,800         575
   ---------------------------------------------------
       Total Railroads                             575
                                               -------

RETAIL (8.5%)
   Albertson's                       6,500         216
   American Stores                   8,000         239
   Federated Department Stores*     29,800         756
   Home Depot                       27,700       1,032
   Intimate Brands, Cl A*           10,500         176
   McDonalds                        17,500         718
   Newell                            8,300         200
   Office Depot*                    12,800         366
   Wal-Mart Stores                  30,900         668
   Wendy's International            18,000         358
   ---------------------------------------------------
       Total Retail                              4,729
                                               -------

TECHNOLOGY (13.6%)
   AMP                              16,800         659
   Arrow Electronics*                6,200         315
   Bell Howell*                      4,500         113
   DSC Communications*                 900          33
   Eastman Kodak                     9,700         607
   General Motors, Cl E             11,600         547
   Intel                            12,200         852
   International Business Machines   8,400         817
   Microsoft*                        8,200         820
   Motorola                         16,400       1,076

                                   SHARES/      MARKET
                               FACE AMOUNT       VALUE
                                     (000)       (000)
======================================================
   Oracle Systems*                  14,500    $    633
   Scientific-Atlanta               32,500         402
   Xerox                             4,900         636
   ---------------------------------------------------
       Total Technology                          7,510
                                              --------

TELEPHONES &
  TELECOMMUNICATION (1.9%)
   AT&T                             16,700       1,069
   ---------------------------------------------------
       Total Telephones &
         Telecommunication                       1,069
                                              --------

------------------------------------------------------
TOTAL COMMON STOCK
   (Cost $46,003)                               50,601
------------------------------------------------------

PREFERRED STOCKS (0.3%)
------------------------------------------------------
PRINTING & PUBLISHING (0.3%)
   Time Warner Financing,
   Convertible to 1.0 Shares
   of Hasbro                         6,000         192
   ---------------------------------------------------
       Total Printing & Publishing                 192
                                              --------
------------------------------------------------------
TOTAL PREFERRED STOCK
   (Cost $186)                                     192

------------------------------------------------------
REPURCHASE AGREEMENT (11.1%)
------------------------------------------------------
Paine Webber
   5.88%, dated 10/31/95,
   matures 11/01/95,
   repurchase price $6,163,504
   (collateralized by various U.S.
   Government mortgage-backed
   securities, total par value
   $17,930,362, 0.00% - 7.00%:
   total market value $6,347,496)    6,162       6,162
------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $6,162)                                 6,162
------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
================================================================================
                                                           October 31, 1995   13

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                                MARKET
                                                 VALUE
EQUITY GROWTH FUND (cont'd)                      (000)
======================================================
TOTAL INVESTMENTS (102.8%)
   (Cost $52,351)                             $ 56,955
------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (-2.8%)       (1,534)
------------------------------------------------------
NET ASSETS:
   Portfolio shares of Class A ($.00001
   par value - 2 billion authorized)
   based on 4,612,149 outstanding
   shares of beneficial interest                46,368
Accumulated net realized gain
   on investments                                4,449
Net unrealized appreciation on investments       4,604
------------------------------------------------------
TOTAL NET ASSETS: (100.0%)                    $ 55,421
------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE - CLASS A                  $  12.02
Maximum Sales Charge of 4.00%                     0.50
                                              --------
OFFERING PRICE PER SHARE - CLASS A(+)         $  12.52
                                              ========
------------------------------------------------------

----------
*  Non-income producing security

+ The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.

   ADR   American Depository Receipt

   PLC   Public Limited Corporation

INTERMEDIATE                          FACE      MARKET
GOVERNMENT                          AMOUNT       VALUE
SECURITIES FUND                      (000)       (000)
------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED BONDS (47.0%)
------------------------------------------------------
FHLMC
   5.200%, 11/15/99                 $  500     $   497
   5.250%, 09/15/06                    798         782
   5.750%, 05/15/07                  2,243       2,120
   7.500%, 08/01/07                     10          10
   6.000%, 08/15/07                    400         391
   6.500%, 12/01/09 TBA              1,000         992
   9.000%, 07/15/20                    108         110
   6.000%, 05/15/21                  1,000         972
   9.250%, 06/01/23                    162         169
   7.000%, 05/01/24                  1,272       1,263
   7.000%, 07/01/25                  1,984       1,969
   6.500%, 09/01/25                    696         677
   7.000%, 09/01/25                  3,977       3,949
   7.000%, 10/01/25                  1,990       1,976
FHLMC REMIC
   8.000%, 11/15/99                  2,000       2,089
   5.200%, 09/15/05                    500         489
   8.000%, 01/15/06                    500         518
   4.750%, 07/25/11                    500         489
   6.000%, 06/15/19                    500         489
   8.700%, 02/15/20                    500         515
   8.500%, 10/15/20                  2,000       2,062
FNMA
   6.500%, 03/01/14                    455         442
   7.567%, 11/01/17 ARM                623         640
   9.500%, 05/01/18                    211         223
FNMA REMIC
   7.000%, 01/25/99                  1,250       1,266
   6.000%, 03/25/07                  1,000         977
   7.500%, 08/25/07                  1,000       1,054
   6.500%, 05/25/15                    945         949
   6.000%, 11/25/17                    400         393
   6.000%, 11/25/19                    500         495
   8.125%, 01/25/20                  1,086       1,108
   8.250%, 10/25/20                    168         170
GNMA
   6.500%, 11/15/08                    187         186
   9.500%, 06/15/09                     64          68
   9.500%, 07/15/09                     64          68

The accompanying notes are an integral part of the financial statements.
================================================================================
14   October 31, 1995

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

INTERMEDIATE                          FACE      MARKET
GOVERNMENT                          AMOUNT       VALUE
SECURITIES FUND (cont'd)             (000)       (000)
------------------------------------------------------
   9.500%, 08/15/09                 $   10     $    11
   9.500%, 09/15/09                     34          36
   9.500%, 10/15/09                    137         146
   9.000%, 07/15/16                    119         125
   9.000%, 08/15/16                    559         587
   9.000%, 10/15/16                    207         217
   9.000%, 11/15/16                    594         625
   9.000%, 12/15/16                    534         562
   9.000%, 03/15/17                    694         729
   8.000%, 05/15/17                    923         951
   9.000%, 11/15/17                    201         213
   9.500%, 06/15/19                    425         455
   8.500%, 09/15/21                     45          47
   8.500%, 11/15/21                  1,455       1,516
   8.500%, 07/15/22                  1,323       1,378
   7.500%, 08/15/22                     25          25
   8.500%, 08/15/22                    202         210
   7.500%, 04/15/23                    503         510
   7.500%, 05/15/23                    493         500
   7.000%, 07/20/25 ARM              1,487       1,520
   7.500%, 08/15/25                    709         719
   7.500%, 09/15/25                    273         277
   7.500%, 10/15/25                    995       1,009
------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED BONDS
   (Cost $42,379)                               42,935
------------------------------------------------------
U.S. TREASURY OBLIGATIONS (43.7%)
------------------------------------------------------
United States Treasury Bond
  12.000%, 08/15/13                  6,000       8,995
United States Treasury Notes
   8.500%, 07/15/97                  1,000       1,046
   6.500%, 08/15/97                  4,200       4,261
   8.875%, 11/15/97                  6,200       6,580
   5.625%, 01/31/98                  5,000       4,996
   5.125%, 11/30/98                  1,800       1,771
   7.000%, 04/15/99                  2,000       2,076
  10.750%, 02/15/03                  8,000      10,242
------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $38,780)                               39,967

------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (6.4%)
------------------------------------------------------
FNMA
   5.200%, 04/30/98                  3,000       2,944
   5.390%, 08/05/98                  3,000       2,953
------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
   OBLIGATIONS
   (Cost $5,752)                                 5,897
------------------------------------------------------
REPURCHASE AGREEMENT (3.8%)
------------------------------------------------------
J.P. Morgan
   5.87%, dated 10/31/95,
   matures 11/01/95,
   repurchase price $3,449,562
   (collateralized by U.S. Treasury Note,
   par value $3,387,000,
   8.50%, matures 11/15/95:
   market value $3,520,161)          3,449       3,449
------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,449)                                 3,449
------------------------------------------------------
TOTAL INVESTMENTS (100.9%)
   (Cost $90,360)                               92,248
------------------------------------------------------
OTHER ASSETS AND LIABILITIES,
   NET (-0.9%)                                    (819)
------------------------------------------------------
NET ASSETS:
   Portfolio shares of Class A
   ($.00001 par value - 2 billion
   authorized) based on 8,865,082
   outstanding shares of
   beneficial interest                          89,133

The accompanying notes are an integral part of the financial statements.
================================================================================
                                                           October 31, 1995   15

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

INTERMEDIATE                                    MARKET
GOVERNMENT                                       VALUE
SECURITIES FUND (cont'd)                         (000)
------------------------------------------------------
Accumulated net realized gain on
  investments                                 $    408
Net unrealized appreciation on
  investments                                    1,888
------------------------------------------------------
TOTAL NET ASSETS: (100.0%)                    $ 91,429
------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE - CLASS A                  $  10.31
Maximum Sales Charge of 4.00%                     0.43
                                              --------
Offering Price per Share - Class A(+)         $  10.74
                                              ========
------------------------------------------------------

----------
+ The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.

   ARM   Adjustable Rate Mortgage

   FHLMC Federal Home Loan Mortgage Corporation

   FNMA  Federal National Mortgage Association

   GNMA  Government National Mortgage Association

   REMIC Real Estate Mortgage Investment Conduit

   TBA   "To Be Announced" Mortgage Backed Security (See Note 2)

                                      FACE      MARKET
GNMA                                AMOUNT       VALUE
SECURITIES FUND                      (000)       (000)
------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED BONDS (87.8%)
------------------------------------------------------
FHLMC
   7.500%, 04/01/00                 $  257     $   263
   7.500%, 10/01/01                     79          80
   8.000%, 01/15/06                    500         518
   7.000%, 12/01/09 TBA              1,200       1,210
   7.000%, 06/01/23                    440         437
   7.000%, 03/01/24                    223         221
   7.000%, 07/01/25                    329         327
   7.000%, 09/01/25                    502         499
FNMA IO
   7.000%, 09/25/19                  2,444         347
GNMA
   7.000%, 10/15/07                    339         343
   7.000%, 05/15/08                    324         328
   7.000%, 01/15/09                     24          24
   7.000%, 02/15/09                    171         174
   7.000%, 03/15/09                    281         284
   9.000%, 05/15/09 GPM                982       1,026
   6.500%, 06/15/09                     49          49
   9.000%, 06/15/09 GPM                108         113
   9.500%, 07/15/09                    206         219
   9.500%, 08/15/09                    518         550
   9.500%, 09/15/09                     33          35
   9.500%, 10/15/09                      6           7
   6.500%, 11/01/09 TBA              1,000         997
   9.500%, 11/15/09                     54          58
  10.000%, 11/15/09                    383         416
  10.000%, 12/15/09                     32          35
  11.500%, 01/15/13                     35          39
  11.500%, 02/15/13                     71          81
  11.500%, 03/15/13                     29          33
  11.500%, 05/15/13                     90         102
   7.500%, 06/15/13                    314         319
  11.500%, 06/15/13                     92         104
  11.500%, 07/15/13                     23          26
  11.500%, 08/15/13                     12          13
  11.500%, 06/15/15                     58          65
  11.250%, 08/15/15                    257         282
  11.500%, 10/15/15                     44          50
   9.500%, 12/15/15                     12          13
  11.500%, 01/15/16                     18          21
   9.500%, 03/15/16                    172         184
   9.000%, 06/15/16                  2,336       2,455
   9.000%, 07/15/16                     18          19
   9.500%, 07/15/16                      7           7
   9.000%, 08/15/16                     19          20
   9.500%, 08/15/16                    171         182
   9.000%, 08/20/16                  2,300       2,394

The accompanying notes are an integral part of the financial statements.
================================================================================
16   October 31, 1995

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                      FACE      MARKET
GNMA                                AMOUNT       VALUE
SECURITIES FUND (cont'd)             (000)       (000)
------------------------------------------------------
  10.250%, 08/20/16 GPM             $   31     $    33
   9.000%, 09/15/16                     19          20
   9.500%, 09/15/16                     23          25
   9.500%, 10/15/16                     19          20
   9.500%, 11/15/16                     78          84
   9.000%, 12/15/16                     66          70
   8.500%, 01/15/17                    166         172
   9.500%, 01/15/17                     19          20
   8.500%, 02/15/17                    230         240
   9.000%, 02/15/17                     16          17
   8.000%, 03/15/17                     17          17
   8.500%, 03/15/17                    244         254
   8.000%, 04/15/17                    118         122
   8.500%, 04/15/17                    177         184
   8.000%, 05/15/17                     84          87
   8.500%, 05/15/17                    175         182
   9.500%, 05/15/17                     28          30
   9.000%, 06/15/17                    489         514
   8.000%, 07/15/17                    106         109
   9.500%, 07/15/17                     60          64
   9.000%, 08/15/17                    332         349
   9.500%, 08/15/17                    183         195
   9.500%, 09/15/17                    136         145
   9.500%, 10/15/17                    258         276
   8.500%, 11/15/17                    633         662
   9.500%, 12/15/17                     28          30
   9.500%, 03/15/18                     36          38
  10.250%, 03/20/18 GPM                157         168
   9.500%, 04/15/18                     36          39
   9.500%, 06/15/18                     88          94
   9.500%, 07/15/18                     15          16
   9.500%, 08/15/18                     42          45
   9.500%, 09/15/18                     12          13
  10.250%, 09/20/18 GPM                191         205
   9.500%, 10/15/18                     22          23
   9.500%, 11/15/18                     15          16
   9.500%, 12/15/18                     89          95
   9.500%, 01/15/19                     40          43
   9.500%, 03/15/19                     10          11
   9.500%, 05/15/19                     37          39
   9.500%, 07/15/19                     12          13
   9.500%, 09/15/19                     25          27
   9.500%, 10/15/19                     40          43
   9.500%, 12/15/19                     29          31
   9.500%, 06/15/20                     21          22
   9.000%, 07/15/20                    262         275
   9.500%, 07/15/20                     32          35
   9.500%, 08/15/20                    333         356
   9.500%, 10/15/20                     58          62
   9.500%, 11/15/20                    271         290
   9.500%, 12/15/20                    131         140
   8.500%, 04/15/21                    441         459
   8.500%, 05/15/21                     43          44
   8.500%, 06/15/21                    431         449
   9.000%, 06/15/21                    476         500
   8.500%, 07/15/21                     77          80
   9.500%, 07/15/21                    465         497
   8.500%, 09/15/21                    725         755
   8.500%, 10/15/21                     96         100
   8.500%, 11/15/21                    796         829
   8.500%, 12/15/21                  1,095       1,141
   8.500%, 02/15/22                    376         392
   8.500%, 03/01/22                    190         198
   8.500%, 03/15/22                    264         275
   8.500%, 05/15/22                    357         372
   8.500%, 08/15/22                    390         407
   8.500%, 09/15/22                    539         562
   7.000%, 10/15/22                     26          26
   7.000%, 11/15/22 GPM                469         467
   8.500%, 11/15/22                    312         325
   7.500%, 02/15/23                    394         400
   7.000%, 04/15/23                     29          29
   7.500%, 04/15/23                     34          34
   7.500%, 06/15/23                    473         479

The accompanying notes are an integral part of the financial statements.
================================================================================
                                                           October 31, 1995   17

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                      FACE      MARKET
GNMA                                AMOUNT       VALUE
SECURITIES FUND (cont'd)             (000)       (000)
------------------------------------------------------
   7.000%, 07/15/23                 $  497     $   494
   7.500%, 07/15/23                    989       1,003
   7.000%, 08/15/23                    926         921
   7.500%, 08/15/23                    206         209
   6.500%, 09/15/23                    147         143
   7.000%, 09/15/23                    333         331
   7.500%, 09/15/23                    117         119
   6.500%, 10/15/23                    409         397
   7.000%, 10/15/23                    949         944
   7.500%, 10/15/23                  1,878       1,905
   7.000%, 11/15/23                     87          87
   6.000%, 12/20/23                    455         428
   7.000%, 01/15/24                    695         691
   7.500%, 01/15/24                    135         137
   7.000%, 02/15/24                  1,472       1,463
   7.000%, 03/15/24                     41          41
   7.500%, 03/15/24                    319         324
   7.000%, 05/15/24                    660         657
   7.500%, 05/15/24                    384         389
   7.000%, 08/15/25                     44          44
   7.000%, 09/15/25                  1,706       1,696
   7.500%, 09/15/25                  2,469       2,504
   7.500%, 10/15/25                  2,713       2,752
------------------------------------------------------
TOTAL U.S. GOVERNMENT MORTGAGE-
   BACKED BONDS                                 47,528
   (Cost $46,953)
------------------------------------------------------
U.S. TREASURY OBLIGATION (10.5%)
------------------------------------------------------
United States Treasury Bond
  12.000%, 08/15/13                  3,800       5,697
------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATION
   (Cost $5,263)                                 5,697

------------------------------------------------------
REPURCHASE AGREEMENT (3.2%)
------------------------------------------------------
Aubrey G. Lanston
   5.875%, dated 10/31/95,
   matures 11/01/95,
   repurchase price $1,739,284
   (collateralized by U.S.
   Treasury Bill, par value
   $1,870,000, matures 10/17/96,
   market value $1,773,275)            1,739     1,739
------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,739)                                 1,739
------------------------------------------------------
TOTAL INVESTMENTS (101.5%)
   (Cost $53,955)                               54,964
------------------------------------------------------
OTHER ASSETS AND LIABILITIES,
   NET (-1.5%)                                    (834)
------------------------------------------------------
NET ASSETS:
   Portfolio shares of Class A
   ($.00001 par value - 2 billion
   authorized) based on 5,175,228
   outstanding shares of
   beneficial interest                          52,052
Accumulated net realized
   gain on investments                           1,074
Net unrealized appreciation
   on investments                                1,009
Distributions in excess of net
   investment income                                (5)
------------------------------------------------------
TOTAL NET ASSETS: (100.0%)                     $54,130
------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE - CLASS A                   $ 10.46
Maximum Sales Charge of 4.00%                     0.44
                                                  ----
OFFERING PRICE PER SHARE - CLASS A(+)          $ 10.90
                                               -------
------------------------------------------------------

----------
+ The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.

   FHLMC Federal Home Loan Mortgage Association

   FNMA  Federal National Mortgage Association

   GNMA  Government National Mortgage Association

   GPM   Graduated Payment Mortgage

   IO    Interest Only

   TBA   "To Be Announced" Mortgage Backed Security (See Note 2)

The accompanying notes are an integral part of the financial statements.
================================================================================
18   October 31, 1995

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                          FACE    MARKET
PENNSYLVANIA                            AMOUNT     VALUE
MUNICIPAL BOND FUND                      (000)     (000)
========================================================
MUNICIPAL BONDS (99.0%)
--------------------------------------------------------
PENNSYLVANIA (99.0%)
Allegheny County, Pennsylvania
   Children's Hospital of Pittsburgh,
   Ser 85B, MBIA, RB
   3.900%, 11/07/95 (A)                 $  200    $  200
Allegheny County, Pennsylvania
   Hospital Development Authority
   Magee Woman's Hospital
   Project, Ser O, RB
   10.125%, 10/01/02                       125       153
Bradford, Pennsylvania
   School District, FGIC, GO
   5.250%, 10/01/07                      1,000     1,006
Bucks County, Pennsylvania
   Middletown Township Special
   Obligation, Escrowed to Maturity
   6.100%, 10/01/00                        385       411
Butler County, Pennsylvania
   Sewer Authority, RB,
   Prerefunded 01/01/04 at 100
   7.250%, 07/01/12                        100       111
Danville, Pennsylvania
   School District, MBIA, GO
   6.650%, 05/01/04                        100       101
Dauphin County, Pennsylvania
   General Authority Health
   Center, RB
   5.150%, 01/01/97                      1,000     1,005
Delaware County, Pennsylvania
   Industrial Development Authority
   Airport Facilities United Parcel
   Services Project, Ser 85, RB
   3.800%, 11/07/95 (A)                    300       300
Delaware County, Pennsylvania
   Industrial Development Authority
   BP Exploration & Oil Project, RB
   4.000%, 11/07/95 (A)                    100       100
Delaware County, Pennsylvania, GO
   4.500%, 10/01/01                        500       504
Delaware River, Pennsylvania
   Port Authority PA & NJ
   bridges, AMBAC, RB
   7.375%, 01/01/07                      1,500     1,665
Elizabeth Forward, Pennsylvania
   School District, MBIA, GO,
   Prerefunded 05/01/96 at 100
   8.000%, 05/01/02                      1,000     1,020
Erie County, Pennsylvania
   Prison Authority, MBIA, RB,
   Prerefunded 11/01/01 at 100
   6.600%, 11/01/02                      1,000     1,106
Hampton Township, Pennsylvania
   School District, Ser A, FGIC, GO,
   Prerefunded 02/15/01 at 100
   6.900%, 02/15/10                      1,000     1,109
Langhorne, Pennsylvania
   Saint Mary's Hospital Authority
   Franciscan Health Systems,
   Ser C, RB
   3.800%, 11/07/95 (A) (B)                800       800
Lehigh County, Pennsylvania,
   Ser A, AMBAC, GO,
   Prerefunded 10/15/99 at 100
   6.000%, 10/15/11                      1,250     1,323
Monroeville, Pennsylvania Hospital
   Authority East Suburban
   Health Center Project, RB,
   Prerefunded 07/01/04 at 100
   7.600%, 07/01/08                        780       902

The accompanying notes are an integral part of the financial statements.
================================================================================
                                                           October 31, 1995   19

STAEMENT OF NET ASSETS UNAUDITED                                  INVENTOR FUNDS
================================================================================

                                           FACE   MARKET
PENNSYLVANIA                             AMOUNT    VALUE
MUNICIPAL BOND FUND (cont'd)              (000)    (000)
========================================================
Montgomery County, Pennsylvania
   Hospital Authority Suburban
   General Hospital Project, RB
   7.750%, 05/01/02                      $  100   $  112
Mount Lebanon, Pennsylvania
   Hospital Authority, FGIC, RB,
   Prerefunded 01/01/96 at 102
   9.125%, 07/01/06                       1,500    1,542
Northampton County, Pennsylvania
   Higher Education Authority
   Lehigh University Project, RB
   5.500%, 09/01/98                       1,030    1,063
Pennsylvania Infrastructure
   Investment Authority Pennvest,
   Ser 94, RB
   3.900%, 11/07/95 (A) (B)                 100      100
Pennsylvania Infrastructure
   Investment Authority Pennvest,
   Subser B, RB
   6.450%, 09/01/04                       1,500    1,665
Pennsylvania State Certificates
   of Participation
   4.000%, 12/01/95                         450      450
Pennsylvania State Higher
   Educational Facilities Authority
   University of Pennsylvania Project,
   Ser A, RB
   6.500%, 09/01/04                         250      281
   5.550%, 09/01/09                       1,300    1,326
Pennsylvania State Intergovern-
   mental Co-op Authority
   Special Tax City of Philadelphia
   Funding Project, RB,
   Prerefunded 06/15/02 at 100
   6.800%, 06/15/22                       1,500    1,684
Pennsylvania State Turnpike
   Commission, Ser D, FGIC, RB,
   Escrowed to Maturity
   6.700%, 12/01/97                       1,100    1,165
Pennsylvania State Turnpike
   Commission, Ser K, RB,
   Escrowed to Maturity
   7.250%, 12/01/99                       1,230    1,362
Pennsylvania State Turnpike
   Commission, Ser O, FGIC, RB
   5.250%, 12/01/01                       1,010    1,049
Pennsylvania State, Ser 1, GO
   6.200%, 09/15/04                         900      974
Pennsylvania State, Ser 2, GO
   4.750%, 06/15/98                         565      571
Philadelphia, Pennsylvania Gas
   Works, Ser 13, RB,
   Prerefunded 06/15/01 at 102
   7.700%, 06/15/11                         460      538
Philadelphia, Pennsylvania Gas
   Works, Ser 14, RB
   6.250%, 07/01/08                         300      319
Philadelphia, Pennsylvania
   Graduate Hospital Project, RB
   7.000%, 07/01/10                         290      324
Philadelphia, Pennsylvania
   Hospital & Higher Educational
   Facilities Authority Children's
   Hospital Project, Ser A, RB,
   Prerefunded 07/01/97 at 100
   7.000%, 07/01/15                       1,000    1,046
Philadelphia, Pennsylvania
   Hospital & Higher Educational
   Facilities Authority Children's
   Hospital Project, Ser A, RB,
   Prerefunded 02/15/02 at 102
   6.500%, 02/15/21                         200      223

The accompanying notes are an integral part of the financial statements.
================================================================================
20   October 31, 1995

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                            FACE   MARKET
PENNSYLVANIA                              AMOUNT    VALUE
MUNICIPAL BOND FUND (cont'd)               (000)    (000)
=========================================================
Philadelphia, Pennsylvania Water
   & Waste Authority, MBIA, RB
   5.500%, 06/15/07                      $ 1,500  $ 1,556
Pittsburgh & Allegheny County,
   Pennsylvania Auditorium
   Authority, RB
   6.400%, 12/01/01                          800      801
Pittsburgh, Pennsylvania Water
   & Sewer Authority, Ser A,
   FGIC, RB, Escrowed to Maturity
   6.000%, 09/01/97                        1,000    1,036
Pittsburgh, Pennsylvania,
   Ser A, MBIA, GO
   5.500%, 09/01/06                          955      991
Schuylkill County, Pennsylvania
   Industrial Development Authority
   Northeastern Power Project, RB
   4.000%, 11/07/95 (A) (B)                  300      300
Schuylkill County, Pennsylvania
   Industrial Development Authority
   Westwood Energy Project, RB
   4.200%, 11/07/95 (A) (B)                  200      200
Scranton-Lackawanna, Pennsylvania
   Health & Welfare Authority, RB,
   Escrowed to Maturity
   6.625%, 07/01/09                          570      630
Seneca Valley, Pennsylvania School
   District, Ser A, FGIC, GO
   5.700%, 07/01/06                        1,000    1,038
Southeastern Pennsylvania
   Transportation Authority Lease
   Project, RB
   5.750%, 12/01/04                          775      776
Swarthmore Borough, Pennsylvania
   College Authority, RB
   6.000%, 09/15/06                          855      917
Tyrone, Pennsylvania School
   District, MBIA, GO
   5.700%, 09/15/08                        1,250    1,269
Union City, Pennsylvania Higher
   Educational Facilities Financing
   Authority Bucknell University
   Project, MBIA, RB
   6.200%, 04/01/06                        1,000    1,061
---------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (Cost $37,226)                                  38,185
---------------------------------------------------------
TOTAL INVESTMENTS (99.0%)
   (Cost $37,226)                                  38,185
---------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (1.0%)              371
---------------------------------------------------------
NET ASSETS:
   Portfolio shares of Class A
   ($.00001 par value -- 2 billion
   authorized) based on 3,762,329
   outstanding shares of beneficial
   interest                                        37,596
Net unrealized appreciation
   on investments                                     959
Undistributed net
   investment income                                    1
---------------------------------------------------------
TOTAL NET ASSETS: (100.0%)                        $38,556
---------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
================================================================================
                                                           October 31, 1995   21

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                                MARKET
PENNSYLVANIA                                     VALUE
MUNICIPAL BOND FUND (cont'd)                     (000)
======================================================
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A                   $10.25
Maximum Sales Charge of 4.00%                     0.43
                                                ------
OFFERING PRICE PER SHARE -- CLASS A(+)          $10.68
------------------------------------------------------

----------------
+ This offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.00%.

   (A) Floating Rate Instrument with Demand Features. Rate reflected on the Statement of Net Assets is the rate in effect on October 31, 1995. The date shown is the longer of the reset date or the demand date.

   (B)   Security is backed by a letter of credit.

   AMBAC American Municipal Bond Assurance Company

   FGIC  Financial Guaranty Insurance Company

   GO    General Obligation

   MBIA  Municipal Bond Insurance Association

   RB    Revenue Bond


                                     FACE
PRIME OBLIGATIONS                  AMOUNT        VALUE
MONEY MARKET FUND                   (000)        (000)
------------------------------------------------------
COMMERCIAL PAPER (80.7%)
------------------------------------------------------
American Express Credit
   5.700%, 12/11/95                 $5,000      $4,968
   5.640%, 03/13/96                  5,000       4,896
American General Finance
   5.690%, 01/30/96                  3,000       2,957
   5.650%, 02/09/96                  5,000       4,922
American Home Products
   5.740%, 11/09/95                  3,000       2,996
   5.720%, 01/30/96                  5,000       4,929
   5.720%, 02/09/96                  1,000         984
Associates Corporation
   of North America
   5.710%, 11/15/95                  4,000       3,991
   5.680%, 02/12/96                  5,000       4,919
Avco Financial Services
   5.730%, 11/16/95                  5,000       4,988
   5.750%, 01/25/96                  4,000       3,946
Bear Stearns Companies
   5.700%, 11/13/95                  3,000       2,994
   5.720%, 11/20/95                  5,000       4,985
Beneficial
   5.650%, 12/12/95                  8,000       7,949
Chase Manhattan
   5.720%, 11/17/95                  8,000       7,980
CIESCO
   5.650%, 11/22/95                  6,450       6,429
   5.630%, 02/29/96                  4,000       3,925
CIT Group Holdings
   5.680%, 12/06/95                  4,000       3,978
   5.650%, 02/12/96                  2,000       1,968
Clipper Receivables
   5.750%, 11/06/95                  5,000       4,996
Coca-Cola Enterprises
   5.900%, 11/03/95                  3,500       3,499
   5.750%, 12/13/95                  4,000       3,973
CSW Credit
   5.710%, 11/15/95                  3,000       2,993
Delaware Funding
   5.660%, 11/20/95                  5,056       5,041
Ford Motor Credit
   5.700%, 11/20/95                  8,000       7,976
   5.680%, 02/09/96                  2,000       1,968
General Electric Capital
   5.590%, 03/01/96                  4,000       3,925
General Motors Acceptance
   5.760%, 01/23/96                  5,000       4,934
   5.750%, 02/16/96                  4,000       3,932
Household Finance
   5.700%, 01/31/96                  8,000       7,885
ITT Hartford Group
   5.660%, 12/06/95                  2,699       2,684

The accompanying notes are an integral part of the financial statements.
================================================================================
22   October 31, 1995

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                     FACE
PRIME OBLIGATIONS                  AMOUNT        VALUE
MONEY MARKET FUND (cont'd)          (000)        (000)
------------------------------------------------------
John Deere Capital
   5.680%, 11/21/95                 $8,000    $  7,975
Merrill Lynch
   5.700%, 11/16/95                  8,000       7,979
National Fuel Gas
   5.770%, 01/22/96                  5,000       4,934
Nationsbanc
   5.635%, 04/03/96                  4,000       3,904
New Center Asset Trust
   5.780%, 11/30/95                  4,000       3,981
Norwest Corporation
   5.660%, 11/20/95                  5,000       4,985
   5.690%, 11/30/95                  2,000       1,991
Philip Morris
   5.730%, 11/09/95                  5,000       4,994
PNC Funding
   5.770%, 02/05/96                  8,000       7,877
Preferred Receivables Funding
   5.750%, 11/29/95                  2,815       2,802
   5.730%, 01/25/96                  5,000       4,932
Prudential Funding
   5.720%, 11/14/95                  3,000       2,994
   5.680%, 11/15/95                  5,000       4,989
Puerto Rico Government
   Development Bank
   5.700%, 11/16/95                  5,000       4,988
Riverwood Funding
   5.730%, 11/07/95                  5,000       4,995
   5.730%, 11/14/95                  3,495       3,488
Sears Roebuck Acceptance
   5.720%, 11/10/95                  4,000       3,994
   5.700%, 02/13/96                  2,000       1,967
Warner-Lambert
   5.670%, 12/07/95                  3,500       3,480
------------------------------------------------------
TOTAL COMMERCIAL PAPER
   (Cost $225,759)                             225,759
------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION (0.2%)
------------------------------------------------------
FNMA
   5.945%, 11/13/95                    665         664
------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATION (Cost $664)                            664
------------------------------------------------------
FLOATING RATE INSTRUMENTS (7.5%)
------------------------------------------------------
Corestates Capital
   5.850%, 01/05/96 (A)              3,000       3,000
First Bank of South Dakota
   5.855%, 05/06/96 (A)              6,000       5,999
SMM Trust, 1995-I
   5.856%, 05/29/96 (A)              9,000       8,999
South Trust Bank of Alabama
   5.855%, 04/19/96 (A)              3,000       3,000
------------------------------------------------------
TOTAL FLOATING RATE INSTRUMENTS
   (Cost $20,998)                               20,998

------------------------------------------------------
BANK NOTES (3.6%)
------------------------------------------------------
First National Bank, Chicago
   6.150%, 08/26/96                  5,000       5,000
Nationsbank of Texas
   6.150%, 08/28/96                  5,000       5,000
------------------------------------------------------
TOTAL BANK NOTES
   (Cost $10,000)                               10,000

------------------------------------------------------
CERTIFICATES OF DEPOSIT (2.7%)
------------------------------------------------------
Chase Manhattan
   5.770%, 04/15/96                  2,000       2,000

The accompanying notes are an integral part of the financial statements.
================================================================================
                                                           October 31, 1995   23

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                     FACE
PRIME OBLIGATIONS                  AMOUNT        VALUE
MONEY MARKET FUND (cont'd)          (000)        (000)
-------------------------------------------------------
First National Bank, Maryland
   5.740%, 02/05/96                  $3,000   $  3,000
Society National Bank
   6.000%, 04/25/96                   2,500      2,502
-------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
   (Cost $7,502)                                 7,502

-------------------------------------------------------
BANKERS ACCEPTANCES (2.5%)
-------------------------------------------------------
Corestates Bank
   5.560%, 03/04/96                   2,000      1,962
State Street Bank
   5.680%, 11/17/95                   5,147      5,134
-------------------------------------------------------
TOTAL BANKERS ACCEPTANCES
   (Cost $7,096)                                 7,096

-------------------------------------------------------
REPURCHASE AGREEMENT (3.2%)
-------------------------------------------------------
Lehman Brothers
   5.860%, dated 10/31/95,
   matures 11/01/95,
   repurchase price $8,879,445
   (collateralized by U.S.
   Treasury Note, par value
   $8,885,000, 6.625%,
   matures 03/31/97:
   market value $9,050,084)           8,878      8,878
-------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
   (Cost $8,878)                                 8,878
-------------------------------------------------------
TOTAL INVESTMENTS (100.4%)
   (Cost $280,897)                             280,897
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES,
 NET(-0.4%)                                     (1,201)
-------------------------------------------------------
NET ASSETS:
   Portfolio shares of Class A
   ($.00001 par value -- 2
   billion authorized) based
   on 279,698,405 outstanding
   shares of beneficial
   interest                                    279,698
Accumulated net realized
   loss on investments                              (2)
-------------------------------------------------------
TOTAL NET ASSETS: (100.0%)                    $279,696
-------------------------------------------------------
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER
   SHARE -- CLASS A                           $   1.00
-------------------------------------------------------

------------
   (A) Floating Rate Instrument. The rate reflected on the Statement of Net Assets is the rate in effect on October 31, 1995. The date shown is the longer of the reset date or the demand date.

   FNMA  Federal National Mortgage Association

                                       FACE
TREASURY SECURITIES                  AMOUNT      VALUE
MONEY MARKET FUND                     (000)      (000)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS (17.6%)
-------------------------------------------------------
United States Treasury Bills
   5.876%, 05/30/96                $ 7,000     $ 6,773
   5.877%, 05/30/96                 12,000      11,610
United States Treasury Note
   4.375%, 08/15/96                  5,000       4,947
-------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $23,330)                               23,330
-------------------------------------------------------

The accompanying notes are an integral part of the financial statements.
================================================================================
24   October 31, 1995

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                       FACE
TREASURY SECURITIES                  AMOUNT       VALUE
MONEY MARKET FUND (cont'd)            (000)       (000)
-------------------------------------------------------
REPURCHASE AGREEMENTS (82.8%)
-------------------------------------------------------
Aubrey G. Lanston
   5.875%, dated 10/31/95,
   matures 11/01/95, repurchase
   price $11,554,885
   (collateralized by U.S.
   Treasury Bill, par value
   $12,420,000, matures
   10/17/96: market
   value $11,783,654)               $11,553   $ 11,553
Donaldson, Lufkin & Jenrette
   Securities 5.890%, dated
   10/31/95, matures 11/01/95,
   repurchase price $25,004,090
   (collateralized by U.S.
   Treasury Note, par value
   $25,186,000, 6.50%, matures
   04/30/97: market
   value $25,500,825) (A)            25,000     25,000
J.P. Morgan
   5.870%, dated 10/31/95,
   matures 11/01/95, repurchase
   price $11,501,875
   (collateralized by U.S
   Treasury Note, par value
   $7,946,000, 12.00%, matures
   05/15/05: market value
   $11,741,079)                      11,500     11,500
Lehman Brothers
   5.860%, dated 10/31/95,
   matures 11/01/95, repurchase
   price $11,501,872
   (collateralized by various
   U.S. Treasury Notes, total
   par value $11,400,000, 7.875%
   - 8.50%, 11/15/95 - 02/15/96:
   total market value $11,730,088)   11,500     11,500
Nomura Securities
   5.900%, dated 10/31/95,
   matures 11/01/95, repurchase
   price $25,004,097
   (collateralized by U.S.
   Treasury Note, par value
   $25,028,000, 6.125%, matures
   07/31/96: market value
   $25,500,931) (A)                  25,000     25,000
Union Bank of Switzerland
   5.900%, dated 10/31/95,
   matures 11/01/95, repurchase
   price $25,004,097
   (collateralized by U.S.
   Treasury pNote, ar value
   $24,825,000, 6.875%, matures
   02/28/97: market value
   $25,500,612) (A)                  25,000     25,000
-------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $109,553)                             109,553
-------------------------------------------------------
TOTAL INVESTMENTS (100.4%)
   (Cost $132,883)                             132,883
-------------------------------------------------------
OTHER ASSETS AND
 LIABILITIES, NET (-0.4%)                         (540)
-------------------------------------------------------
NET ASSETS:
   Portfolio shares of Class A
   ($.00001 par value - 2
   billion authorized) based on
   132,326,052 outstanding
   shares of beneficial
   interest                                    132,326
Accumulated net realized gain
   on investments                                   17
-------------------------------------------------------
TOTAL NET ASSETS: (100.0%)                    $132,343
-------------------------------------------------------
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   PER SHARE - CLASS A                        $   1.00
-------------------------------------------------------

-----------
   (A)     Tri-party repurchase agreement

The accompanying notes are an integral part of the financial statements.
================================================================================
                                                           October 31, 1995   25

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                       FACE
PENNSYLVANIA TAX-EXEMPT              AMOUNT      VALUE
MONEY MARKET FUND                     (000)      (000)
--------------------------------------------------------
MUNICIPAL BONDS (100.2%)
--------------------------------------------------------
PENNSYLVANIA (100.2%)
Allegheny County, Pennsylvania
   Higher Education Building
   Authority University of
   Pittsburgh Project, Ser 85B,
   RB 3.850%, 11/07/95 (A) (C)       $  650      $  650
Allegheny County, Pennsylvania
   Hospital Development Authority
   Children's Hospital Project,
   Ser B, MBIA, RB
   3.900%, 11/07/95 (A)               1,300       1,300
Allegheny County, Pennsylvania,
   Ser C-41, GO
   3.850%, 11/07/95 (A) (C)             900         900
Allegheny County, Pennsylvania,
   Ser C-44, FGIC, GO
   4.000%, 06/01/96                     685         685
Beaver County, Pennsylvania
   Industrial Development
   Authority Duquesne Light &
   Power Project, TECP
   3.700%, 12/08/95 (C)               1,500       1,500
Beaver County, Pennsylvania
   Industrial Development
   Authority Duquesne Light
   Project, Ser C, TECP
   3.750%, 12/14/95 (C)               1,500       1,500
Berks County, Pennsylvania
   Industrial Development
   Authority Elf Aquitaine, RB
   4.075%, 11/07/95 (A) (C)           2,400       2,400
Bethlehem, Pennsylvania School
   District, RB
   6.150%, 11/01/95 (B)                 355         355
Bucks County, Pennsylvania
   Industrial Development
   Authority CPC International
   Project, Ser 85, RB
   4.550%, 11/07/95 (A)               2,000       2,000
Bucks County, Pennsylvania
   Industrial Development
   Authority Edge Comb Metals
   Project, RB
   4.075%, 11/07/95 (A) (C)           1,830       1,830
Bucks County, Pennsylvania Water
   & Sewer Authority Neshaminy
   Interceptor Sewer System
   Project, RB, Prerefunded at
   100 7.700%, 12/01/95 (B)             400         401
Bucks County, Pennsylvania Water
   & Sewer Authority Neshaminy
   Sewer System Project, RB,
   Prerefunded at 100
   7.600%, 12/01/95 (B)                 500         501
Chartiers Valley, Pennsylvania
   Industrial Development
   Authority Sycamore Creek
   Project, RB
   3.900%, 03/01/96 (A) (C)           1,805       1,805
Cumberland County, Pennsylvania
   United Methodist Homes
   Project, RB
   3.950%, 07/01/96 (C)                 500         500

The accompanying notes are an integral part of the financial statements.
================================================================================
26   October 31, 1995

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                       FACE
PENNSYLVANIA TAX-EXEMPT              AMOUNT      VALUE
MONEY MARKET FUND (cont'd)            (000)      (000)
--------------------------------------------------------
Delaware County, Pennsylvania
   Industrial Development
   Authority Airport Facilities
   United Parcel Services
   Project, Ser 85, RB
   3.800%, 11/01/95 (A)              $1,300      $1,300
Delaware County, Pennsylvania
   Industrial Development
   Authority Henderson Radner
   Joint Venture Project, RB
   4.200%, 11/07/95 (C)               1,150       1,150
Delaware County, Pennsylvania
   Philadelphia Industrial
   Development Authority Electric
   Company Project, FGIC, TECP
   3.600%, 11/29/95 (C)                 700         700
Delaware Valley, Pennsylvania
   Regional Finance Authority
   4.050%, 11/07/95 (A) (C)           2,200       2,200
Delaware Valley, Pennsylvania
   Regional Finance Authority
   Local Government, Ser D, RB
   4.050%, 11/07/95 (A) (C)             800         800
Erie County, Pennsylvania Hospital
   Authority Union City Memorial
Hospital Project, RB
   4.150%, 11/07/95 (A) (C)           1,100       1,100
Lancaster, Pennsylvania Higher
   Education Authority Franklin
   & Marshall Project, RB
   3.950%, 11/07/95 (A)               1,650       1,650
Langhorne, Pennsylvania Saint
   Mary's Hospital Authority
   Franciscan Health Systems,
   Ser C, RB 3.800%,
   11/07/95 (A) (C)                   1,200       1,200
Lehigh County, Pennsylvania Sewer
   Authority, Ser B, FGIC, RB
   3.850%, 11/07/95 (A)                 480         480
Montgomery County, Pennsylvania
   Higher Education & Health
   Authority Hospital Revenue,
   AMBAC, RB 3.850%, 11/07/95 (A)     2,200       2,200
Montgomery County, Pennsylvania
   Higher Education & Health
   Authority United Hospitals
   Project, Ser A, RB,
   Prerefunded at 102
   10.000%, 11/01/95 (B)                990       1,010
Montgomery County, Pennsylvania
   Higher Education & Health
   Authority United Hospitals
   Project, Ser B, RB,
   Prerefunded at 102
   9.750%, 11/01/95 (B)                 230         235
Montgomery County, Pennsylvania
   Hospital Authority Abington
   Memorial Hospital, RB,
   Prerefunded at 103
   8.000%, 06/01/96 (B)               2,300       2,418
Montgomery County, Pennsylvania
   Industrial Development
   Authority Ikea Property
   Project, RB 4.000%,
   11/07/95 (A) (C)                   1,500       1,500
Montgomery County, Pennsylvania
   Industrial Development
   Authority Merck & Company, RB
   4.450%, 11/07/95 (A)               1,000       1,000
Montgomery County Pennsylvania
   Industrial Development
   Authority Valley Square
   Project, RB 3.950%,
   11/07/95 (C)                       1,400       1,400


The accompanying notes are an integral part of the financial statements.
================================================================================
                                                           October 31, 1995   27

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                       FACE
PENNSYLVANIA TAX-EXEMPT              AMOUNT      VALUE
MONEY MARKET FUND (cont'd)            (000)      (000)
--------------------------------------------------------
Montgomery County, Pennsylvania
   Philadelphia Electric Company
   Project, TECP
   3.750%, 11/21/95 (C)              $  500      $  500
Moon Township, Pennsylvania
   Industrial Development
   Authority Executive Office
   Project, RB
   4.000%, 11/07/95 (A) (C)           1,500       1,500
Northumberland County,
   Pennsylvania Industrial
   Development Authority Atlas
   Development Project, RB
   4.000%, 11/07/95 (A) (C)             840         840
Pennsylvania Infrastructure
   Investment Authority Pennvest,
   Ser 94, RB
   3.900%, 11/07/95 (A) (C)             600         600
Pennsylvania Intergovernmental
   Co-op Authority Special Tax
   Revenue City of Philadelphia
   Funding Project, FGIC, RB
   5.200%, 06/15/96                     300         302
Pennsylvania State Higher
   Education Facilities Authority
   Thomas Jefferson University
   Project, RB
   3.900%, 02/26/96 (A) (C)           1,500       1,500
Pennsylvania State Public School
   Building Authority Hazleton
   Area School District Project,
   RB 5.250%, 03/01/96                1,000       1,005
Pennsylvania State University
   Project, Ser A
   5.500%, 12/21/95                   1,800       1,801
Pennsylvania State, Ser 2, GO,
   Prerefunded at 101.50
   7.250%, 05/01/96 (B)                 250         257
Philadelphia, Pennsylvania Hospital
   & Higher Educational
   Facilities Authority, RB,
   Prerefunded at 102
   8.625%, 08/01/96 (B)               1,500       1,581
Philadelphia, Pennsylvania
   Industrial Development
   Authority Multi-Family Housing
   Harbor View Towers Project, RB
   4.000%, 11/07/95 (A) (C)           1,900       1,900
Philadelphia, Pennsylvania
   Redevelopment Authority Penn
   School for the Deaf Project,
   RB 3.900%, 11/07/95 (C)            2,405       2,405
Philadelphia, Pennsylvania School
   District, GO, TRAN
   4.500%, 06/28/96                   2,000       2,007
Philadelphia, Pennsylvania School
   District, MBIA, GO,
   Prerefunded at 100.50
   7.400%, 11/01/95 (B)                 150         151
Philadelphia, Pennsylvania
   Updates, GO ,TECP
   3.800%, 11/21/95 (C)               1,800       1,800
Philadelphia, Pennsylvania Water
   & Sewer Authority, Ser 12,
   MBIA, RB, Prerefunded at 101
   7.250%, 07/01/96 (B)                 200         206
Philadelphia, Pennsylvania Water
   And Sewer Authority, Ser 11,
   RB, Prerefunded at 102
   8.800%, 12/01/95 (B)                 110         113
Philadelphia, Pennsylvania,
   Ser A, GO, TRAN
   4.500%, 06/27/96                   1,000       1,003


The accompanying notes are an integral part of the financial statements.
================================================================================
28   October 31, 1995

STATEMENT OF NET ASSETS UNAUDITED                                 INVENTOR FUNDS
================================================================================

                                       FACE
PENNSYLVANIA TAX-EXEMPT              AMOUNT      VALUE
MONEY MARKET FUND (cont'd)            (000)      (000)
--------------------------------------------------------
Pittsburgh, Pennsylvania
   Equipment Leasing Authority,
   AMBAC, RB
   5.950%, 07/01/96                  $  300     $   304
Pittsburgh, Pennsylvania Public
   Parking Authority, RB,
   Prerefunded at 102
   9.500%, 12/01/95 (B)                 150         154
Quakertown, Pennsylvania
   Hospital Authority Group
   Pooled Financing, RB
   3.750%, 11/07/95 (A) (C)           1,800       1,800
Rose Tree Media, Pennsylvania
   School District, Ser A, FGIC,
   GO 5.150%, 03/15/96                  500         503
Sayre, Pennsylvania Health Care
   Facilities Authority Capital
   Financing Project, Ser F,
   AMBAC, RB
   3.850%, 11/07/95 (A)               1,300       1,300
Schuylkill County, Pennsylvania
   Industrial Development
   Authority Gilberton Power
   Project, RB
   4.000%, 11/07/95 (A) (C)           1,000       1,000
Schuylkill County, Pennsylvania
   Industrial Development
   Authority Westwood Energy
   Project, RB
   4.200%, 11/01/95 (A) (C)              91          91
Wyoming Valley, Pennsylvania
   Sanitation Authority, Ser 85,
   RB, Prerefunded at 101
   9.200%, 11/15/95 (B)                 150         152
York County, Pennsylvania
   Industrial Development
   Authority Edgecomb Corporate
   Project, Ser 84, RB
   4.075%, 11/07/95 (A) (C)             850         850
--------------------------------------------------------
TOTAL MUNICIPAL BONDS
   (Cost $62,295)                                62,295
--------------------------------------------------------
TOTAL INVESTMENTS (100.2%)
   (Cost $62,295)                                62,295
--------------------------------------------------------
OTHER ASSETS AND
    LIABILITIES, NET (-0.2%)                       (138)
--------------------------------------------------------

NET ASSETS:
   Portfolio shares of Class A
   ($.00001 par value - 2 billion
   authorized) based on
   62,157,108 outstanding shares
   of beneficial interest                        62,157
--------------------------------------------------------
TOTAL NET ASSETS: (100.0%)                      $62,157
--------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE -- CLASS A        $  1.00
--------------------------------------------------------

-----------
   (A) Floating Rate Instrument with Demand Features. The rate reflected on the Statement of Net Assets is the rate in effect on October 31, 1995. The date shown is the longer of the reset date or the demand date.

   (B)   Prerefunded Security - the maturity date shown is the prerefunded date.

   (C)   Security is backed by a letter of credit.

   AMBAC American Municipal Bond Assurance Company

   FGIC  Financial Guaranty Insurance Company

   GO    General Obligation

   MBIA  Municipal Bond Insurance Association

   RB    Revenue Bond

   TECP  Tax Exempt Commercial Paper

   TRAN  Tax And Revenue Anticipation Note


The accompanying notes are an integral part of the financial statements.
================================================================================
                                                           October 31, 1995   29

STATEMENTS OF OPERATIONS                                          INVENTOR FUNDS
================================================================================
For the period ended October 31, 1995 (Unaudited)

                                                                     EQUITY         INTERMEDIATE
                                                                     GROWTH           GOVERNMENT
                                                                       FUND      SECURITIES FUND
                                                                       (000)               (000)
================================================================================================
INVESTMENT INCOME:
   Dividends ....................................................     $   448            $    --
   Interest .....................................................         143              2,968
                                                                      -------            -------
      Total investment income ...................................         591              2,968
                                                                      -------            -------
EXPENSES:
   Investment advisory fees .....................................         220                295
   12b-1 fees ...................................................          65                105
   Administrative fees ..........................................          46                 76
   Transfer agent fees & expenses ...............................          12                 14
   Registration & filing fees ...................................           1                 12
   Custody fees .................................................          12                  9
   Trustee fees .................................................           1                  2
   Miscellaneous fees ...........................................          12                 20
                                                                      -------            -------
      Total expenses ............................................         369                533
      Less: Expenses waived .....................................        (124)              (175)
                                                                      -------            -------
      Total net expenses ........................................         245                358
                                                                      -------            -------
NET INVESTMENT INCOME ...........................................         346              2,610
                                                                      -------            -------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on investments .........................       3,978                770
Net change in unrealized appreciation of investments ............       1,856              1,256
                                                                      -------            -------
      Net realized and unrealized gain (loss) on investments ....       5,834              2,026
                                                                      -------            -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............     $ 6,180            $ 4,636
                                                                      =======            =======


The accompanying notes are an integral part of the financial statements.
================================================================================
30   October 31, 1995

STATEMENTS OF OPERATIONS                                          INVENTOR FUNDS
================================================================================

                                                                                  PRIME         TREASURY     PENNSYLVANIA
                                                 GNMA     PENNSYLVANIA      OBLIGATIONS       SECURITIES       TAX-EXEMPT
                                           SECURITIES   MUNICIPAL BOND     MONEY MARKET     MONEY MARKET     MONEY MARKET
                                                 FUND             FUND             FUND             FUND             FUND
                                                (000)            (000)            (000)            (000)            (000)
==========================================================================================================================
INVESTMENT INCOME:
   Dividends ........................          $   --           $   --           $   --           $   --           $   --
   Interest .........................           1,844              911            8,435            3,344            1,249
                                               ------           ------           ------           ------           ------
      Total investment income .......           1,844              911            8,435            3,344            1,249
                                               ------           ------           ------           ------           ------
EXPENSES:
   Investment advisory fees .........             176              129              633              253              141
   12b-1 fees .......................              63               46              351              141               78
   Administrative fees ..............              45               34              211               85               47
   Transfer agent fees & expenses ...              12                9               30               17               12
   Registration & filing fees .......               3                1               --               12                1
   Custody fees .....................              18                3               14               15                4
   Trustee fees .....................               1                1                7                2                1
   Miscellaneous fees ...............              12                8               48               32               14
                                               ------           ------           ------           ------           ------
      Total expenses ................             330              231            1,294              557              298
      Less: Expenses waived .........            (116)             (74)            (520)            (247)            (126)
                                               ------           ------           ------           ------           ------
      Total net expenses ............             214              157              774              310              172
                                               ------           ------           ------           ------           ------
NET INVESTMENT INCOME ...............           1,630              754            7,661            3,034            1,077
                                               ------           ------           ------           ------           ------
REALIZED AND UNREALIZED GAINS
   (LOSSES) ON INVESTMENTS
Net realized gain (loss) on
   investments ......................             994               --               (2)               3               --
Net change in unrealized appreciation
   of investments ...................             371              755               --               --               --
                                               ------           ------           ------           ------           ------
      Net realized and unrealized
        gain (loss) on investments ..           1,365              755               (2)               3               --
                                               ------           ------           ------           ------           ------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ........          $2,995           $1,509           $7,659           $3,037           $1,077
                                               ======           ======           ======           ======           ======


The accompanying notes are an integral part of the financial statements.
================================================================================
                                                          October 31, 1995    31

STATEMENTS OF CHANGES IN NET ASSETS                               INVENTOR FUNDS
================================================================================
For the period ended October 31, 1995 (Unaudited)

                                                                                      EQUITY GROWTH FUND
                                                                                5/1/95                 8/10/94(1)
                                                                           TO 10/31/95              TO 4/30/95
                                                                                 (000)                   (000)
=======================================================================================================================
OPERATIONS:
   Net investment income ................................................      $   346                 $   513
   Net realized gain (loss) on investments ..............................        3,978                     556
   Net change in unrealized appreciation on investments .................        1,856                   2,748
                                                                               -------                 -------
      Net increase resulting from operations ............................        6,180                   3,817
                                                                               -------                 -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income ................................................         (346)                   (513)
   Net realized gains ...................................................           --                     (85)
                                                                               -------                 -------
      Total dividends distributed .......................................         (346)                   (598)
                                                                               -------                 -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued ..........................................        5,166                  55,864
   Shares issued in lieu of cash distributions ..........................            9                       1
   Cost of shares repurchased ...........................................       (2,245)                (12,427)
                                                                               -------                 -------
      Increase in net assets derived from capital share transactions ....        2,930                  43,438
                                                                               -------                 -------
Net increase in net assets ..............................................        8,764                  46,657
                                                                               -------                 -------
NET ASSETS:
   Beginning of period ..................................................       46,657                      --
                                                                               -------                 -------
   End of period ........................................................      $55,421                 $46,657
                                                                               =======                 =======
CAPITAL SHARE TRANSACTIONS:
Capital shares outstanding at beginning of period .......................        4,363                      --
      Shares issued .....................................................          447                   5,577
      Shares issued in lieu of cash distributions .......................            1                      --
      Shares repurchased ................................................         (199)                 (1,214)
                                                                               -------                 -------
      Increase derived from capital share transactions ..................          249                   4,363
                                                                               -------                 -------
Capital shares outstanding at end of period .............................        4,612                   4,363
                                                                               =======                 =======

----------------------------
(1) Commenced operations on August 10, 1994.


The accompanying notes are an integral part of the financial statements.
================================================================================
32   October 31, 1995

STATEMENTS OF CHANGES IN NET ASSETS                               INVENTOR FUNDS
================================================================================

                                                       INTERMEDIATE GOVERNMENT                                PENNSYLVANIA MUNICIPAL
                                                          SECURITIES FUND            GNMA SECURITIES FUND           BOND FUND
                                                       5/1/95       8/10/94(1)         5/1/95  8/10/94(1)       5/1/95  8/10/94(1)
                                                  TO 10/31/95    TO 4/30/95       TO 10/31/95  TO 4/30/95  TO 10/31/95  TO 4/30/95
                                                        (000)         (000)             (000)       (000)        (000)       (000)
====================================================================================================================================
OPERATIONS:
   Net investment income .......................      $ 2,610      $  2,251           $ 1,630    $ 1,954      $   754     $   972
   Net realized gain (loss) on investments .....          770          (362)              994         80           --          --
   Net change in unrealized appreciation
      on investments ...........................        1,256           632               371        638          755         204
                                                      -------      --------           -------    -------      -------     -------
      Net increase resulting from operations ...        4,636         2,521             2,995      2,672        1,509       1,176
                                                      -------      --------           -------    -------      -------     -------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income .......................       (2,610)       (2,251)           (1,635)    (1,954)        (753)       (972)
   Net realized gains ..........................           --            --                --         --           --          --
                                                      -------      --------           -------    -------      -------     -------
      Total dividends distributed ..............       (2,610)       (2,251)           (1,635)    (1,954)        (753)       (972)
                                                      -------      --------           -------    -------      -------     -------
CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares issued .................       37,543        66,686            11,427     48,509        4,131      38,051
   Shares issued in lieu of cash
      distributions ............................           22             2                24          1            1          --
   Cost of shares repurchased ..................       (1,478)      (13,642)             (893)    (7,016)        (970)     (3,617)
                                                      -------      --------           -------    -------      -------     -------
      Increase in net assets derived from
        capital share transactions .............       36,087        53,046            10,558     41,494        3,162      34,434
                                                      -------      --------           -------    -------      -------     -------
Net increase in net assets .....................       38,113        53,316            11,918     42,212        3,918      34,638
                                                      -------      --------           -------    -------      -------     -------
NET ASSETS:
   Beginning of period .........................       53,316            --            42,212         --       34,638          --
                                                      -------      --------           -------    -------      -------     -------
   End of period ...............................      $91,429      $ 53,316           $54,130    $42,212      $38,556     $34,638
                                                      =======      ========           =======    =======      =======     =======
CAPITAL SHARE TRANSACTIONS:
Capital shares outstanding at beginning
   of period ...................................        5,319            --             4,154         --        3,451          --
      Shares issued ............................        3,688         6,685             1,105      4,855          406       3,816
      Shares issued in lieu of cash
        distributions ..........................            2            --                 2         --           --          --
      Shares repurchased .......................         (144)       (1,366)              (86)      (701)         (95)       (365)
                                                      -------      --------           -------    -------      -------     -------
      Increase derived from capital share
       transactions ............................        3,546         5,319             1,021      4,154          311       3,451
                                                      -------      --------           -------    -------      -------     -------
Capital shares outstanding at end of period ....        8,865         5,319             5,175      4,154        3,762       3,451
                                                      =======      ========           =======    =======      =======     =======

----------------------------
(1) Commenced operations on August 10, 1994.


The accompanying notes are an integral part of the financial statements.
================================================================================
                                                           October 31, 1995   33

STATEMENTS OF CHANGES IN NET ASSETS                               INVESTOR FUNDS
================================================================================
For the period ended October 31, 1995 (Unaudited)

                                                            PRIME OBLIGATIONS
                                                            MONEY MARKET FUND
                                                           5/1/95        8/8/94(1)
                                                      to 10/31/95    to 4/30/95
                                                            (000)         (000)
==================================================================================
OPERATIONS:
   Net investment income ...........................   $   7,661      $   8,619
   Net realized gain (loss) on investments .........          (2)            --
                                                       ---------      ---------
      Net increase resulting from operations .......       7,659          8,619
                                                       ---------      ---------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income ...........................      (7,661)        (8,619)
   Net realized gains ..............................          --             --
                                                       ---------      ---------
      Total dividends distributed ..................      (7,661)         8,619
                                                       ---------      ---------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Proceeds from shares issued .....................     323,658        647,086
   Shares issued in lieu of cash distributions .....         198             52
   Cost of shares repurchased ......................    (334,216)      (357,179)
                                                       ---------      ---------
      Increase (decrease) in net assets derived
         from capital share transactions ...........     (10,360)       289,959
                                                       ---------      ---------
Net increase (decrease) in net assets ..............     (10,362)       289,959
                                                       ---------      ---------

NET ASSETS:
   Beginning of period .............................     290,058             99
                                                       ---------      ---------
   End of period ...................................   $ 279,696      $ 290,058
                                                       =========      =========

----------------------------
(1) Commenced operations on August 8, 1994.

The accompanying notes are an integral part of the financial statements.
================================================================================
34   October 31, 1995

STATEMENTS OF CHANGES IN NET ASSETS                               INVENTOR FUNDS
================================================================================
For the period ended October 31, 1995 (Unaudited)

                                                         TREASURY SECURITIES        PENNSYLVANIA TAX-EXEMPT
                                                          MONEY MARKET FUND            MONEY MARKET FUND
                                                          5/1/95       8/8/94(1)       5/1/95       8/8/94(1)
                                                     to 10/31/95   to 4/30/95     to 10/31/95   to 4/30/95
                                                           (000)        (000)           (000)        (000)
----------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income ...........................   $   3,034    $   2,151       $   1,077    $   1,145
   Net realized gain (loss) on investments .........           3           14              --           --
                                                       ---------    ---------       ---------    ---------
      Net increase resulting from operations .......       3,037        2,165           1,077        1,145
                                                       ---------    ---------       ---------    ---------

DIVIDENDS DISTRIBUTED FROM:
   Net investment income ...........................      (3,034)      (2,151)         (1,077)      (1,145)
   Net realized gains ..............................          --           --              --           --
                                                       ---------    ---------       ---------    ---------
      Total dividends distributed ..................      (3,034)      (2,151)         (1,077)      (1,145)
                                                       ---------    ---------       ---------    ---------

CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Proceeds from shares issued .....................     361,008      330,496          69,001      119,764
   Shares issued in lieu of cash distributions .....          83           71              29           11
   Cost of shares repurchased ......................    (309,242)    (250,090)        (63,541)     (63,107)
                                                       ---------    ---------       ---------    ---------
      Increase (decrease) in net assets derived
         from capital share transactions ...........      51,849       80,477           5,489       56,668
                                                       ---------    ---------       ---------    ---------
Net increase (decrease) in net assets ..............      51,852       80,491           5,489       56,668
                                                       ---------    ---------       ---------    ---------

NET ASSETS:
   Beginning of period .............................      80,491           --          56,668           --
                                                       ---------    ---------       ---------    ---------
   End of period ...................................   $ 132,343    $  80,491       $  62,157    $  56,668
                                                       =========    =========       =========    =========

----------
(1) Commenced operations on August 8, 1994.

The accompanying  notes are on integral part of the financial statements.
================================================================================
                                                           October 31, 1995   35

FINANCIAL HIGHLIGHTS                                              INVENTOR FUNDS
================================================================================
For the period ended October 31, 1995 (Unaudited)



                                                                              NET REALIZED                  DISTRIBUTIONS
                                                   NET ASSET                           AND   DISTRIBUTIONS           FROM
                                                       VALUE            NET     UNREALIZED        FROM NET       REALIZED
                                                   BEGINNING     INVESTMENT          GAINS      INVESTMENT        CAPITAL
For a Share Outstanding Throughout the Period      OF PERIOD         INCOME  ON SECURITIES          INCOME          GAINS
=========================================================================================================================
EQUITY GROWTH
-------------
   Class A(3)
    1996*....................................      $10.69             $0.08          $1.33         $(0.08)         $   --
    1995(1)..................................       10.00              0.12           0.71          (0.12)          (0.02)

----------------------------------
INTERMEDIATE GOVERNMENT SECURITIES
----------------------------------
   Class A(3)
    1996*....................................       10.02              0.32           0.29          (0.32)             --
    1995(1)..................................       10.00              0.44           0.02          (0.44)             --

---------------
GNMA SECURITIES
---------------
   Class A(3)
    1996*....................................       10.16              0.34           0.30          (0.34)             --
    1995(1)..................................       10.00              0.48           0.16          (0.48)             --

---------------------------
PENNSYLVANIA MUNICIPAL BOND
---------------------------
   Class A(3)
    1996*....................................       10.04              0.21           0.21          (0.21)             --
    1995(1)..................................       10.00              0.29           0.04          (0.29)             --

------------------------------
PRIME OBLIGATIONS MONEY MARKET
------------------------------
   Class A
    1996*....................................        1.00              0.03             --          (0.03)             --
    1995(2)..................................        1.00              0.04             --          (0.04)             --

--------------------------------
TREASURY SECURITIES MONEY MARKET
--------------------------------
   Class A
    1996*....................................        1.00              0.03             --          (0.03)             --
    1995(2)..................................        1.00              0.04             --          (0.04)             --

-----------------------
PENNSYLVANIA TAX-EXEMPT
MONEY MARKET
-----------------------
   Class A
    1996*....................................        1.00              0.02             --          (0.02)             --
    1995(2)..................................        1.00              0.02             --          (0.02)             --

----------
* All ratios for the semi-annual period ended October 31, 1995 (unaudited) have been annualized.

+    Returns are for the period indicated and have not been annualized.

(1) Commenced operations on August 10, 1994. All ratios for the period have been annualized.

(2) Commenced operations on August 8, 1994. All ratios for the period have been annualized.

(3)  Total Return does not reflect the sales charge.

The accompanying notes are an integral part of the financial statements.
================================================================================
36   October 31, 1995

FINANCIAL HIGHLIGHTS                                              INVENTOR FUNDS
================================================================================



                                                                                              RATIO OF NET
                                                NET ASSET             NET ASSETS    RATIO OF    INVESTMENT
                                                    VALUE                    END    EXPENSES     INCOME TO
                                                      END    TOTAL     OF PERIOD  TO AVERAGE       AVERAGE
For a Share Outstanding Throughout the Period   OF PERIOD   RETURN         (000)  NET ASSETS    NET ASSETS
===========================================================================================================
EQUITY GROWTH
-------------
   Class A(3)
     1996*...................................      $12.02    13.20%+     $55,421        0.95%         1.34%
     1995(1).................................       10.69     8.33+       46,657        0.95          1.57

----------------------------------
INTERMEDIATE GOVERNMENT SECURITIES
----------------------------------
   Class A(3)
     1996*...................................       10.31     6.15+       91,429        0.85          6.20
     1995(1).................................       10.02     4.75+       53,316        0.85          6.17

---------------
GNMA SECURITIES
---------------
   Class A(3)
     1996*...................................       10.46     6.36+       54,130        0.85          6.47
     1995(1).................................       10.16     6.61+       42,212        0.85          6.68

---------------------------
PENNSYLVANIA MUNICIPAL BOND
---------------------------
   Class A(3)
     1996*...................................       10.25     4.21+       38,556        0.85          4.08
     1995(1).................................       10.04     3.38+       34,638        0.85          4.05

------------------------------
PRIME OBLIGATIONS MONEY MARKET
------------------------------
   Class A
     1996*...................................        1.00     2.78+      279,696        0.55          5.45
     1995(2).................................        1.00     3.76+      290,058        0.55          5.16

--------------------------------
TREASURY SECURITIES MONEY MARKET
--------------------------------
   Class A
     1996*...................................        1.00     2.75+      132,343        0.55          5.39
     1995(2).................................        1.00     3.60+       80,491        0.55          5.00

-----------------------
PENNSYLVANIA TAX-EXEMPT
MONEY MARKET
-----------------------
   Class A
     1996*...................................        1.00     1.75+       62,157        0.55          3.44
     1995(2).................................        1.00     2.32+       56,668        0.55          3.21


                                                             RATIO OF NET
                                                  RATIO OF     INVESTMENT
                                                  EXPENSES      INCOME TO
                                                TO AVERAGE        AVERAGE
                                                NET ASSETS     NET ASSETS   PORTFOLIO
                                                (EXCLUDING     (EXCLUDING    TURNOVER
For a Share Outstanding Throughout the Period     WAIVERS)       WAIVERS)        RATE
=====================================================================================
EQUITY GROWTH
-------------
   Class A(3)
     1996*...................................         1.43%          0.86%         85%
     1995(1).................................         1.48           1.04         110

----------------------------------
INTERMEDIATE GOVERNMENT SECURITIES
----------------------------------
   Class A(3)
     1996*...................................         1.27           5.78          53
     1995(1).................................         1.33           5.69         172

---------------
GNMA SECURITIES
---------------
   Class A(3)
     1996*...................................         1.31           6.01         103
     1995(1).................................         1.40           6.13         226

---------------------------
PENNSYLVANIA MUNICIPAL BOND
---------------------------
   Class A(3)
     1996*...................................         1.25           3.68           4
     1995(1).................................         1.36           3.54           4

------------------------------
PRIME OBLIGATIONS MONEY MARKET
------------------------------
   Class A
     1996*...................................         0.92           5.08          --
     1995(2).................................         1.01           4.70          --

--------------------------------
TREASURY SECURITIES MONEY MARKET
--------------------------------
   Class A
     1996*...................................         0.99           4.95          --
     1995(2).................................         1.05           4.50          --

-----------------------
PENNSYLVANIA TAX-EXEMPT
MONEY MARKET
-----------------------
   Class A
     1996*...................................         0.95           3.04          --
     1995(2).................................         1.04           2.72          --

----------------------------
(*) All ratios for the semi-annual period ended October 31, 1995 (unaudited) have been annualized.
(+)  Returns are for the period indicated and have not been annualized.
(1) Commenced operations on August 10, 1994. All ratios for the period have been annualized.
(2)  Commenced operations on August 8, 1994. All ratios for the period have been annualized.
(3)  Total Return does not reflect the sales charge.
================================================================================
                                                           October 31, 1995   37

NOTES TO FINANCIAL STATEMENTS                                     INVENTOR FUNDS
================================================================================
October 31, 1995 (Unaudited)

1. ORGANIZATION

   Inventor Funds, Inc. (the "Corporation") was organized as a Maryland corporation under Articles of Incorporation dated April 22, 1994. The Corporation is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with seven funds:
Equity Growth Fund, Intermediate Government Securities Fund, GNMA Securities Fund, Pennsylvania Municipal Bond Fund, Prime Obligations Money Market Fund, Treasury Securities Money Market Fund, and Pennsylvania Tax-Exempt Money Market Fund (referred to as a "Fund" or collectively as the "Funds"). The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies followed by the Funds.

   Security Valuation -- Investment securities of the Prime Obligations Money Market Fund, Treasury Securities Money Market Fund and the Pennsylvania Tax-Exempt Money Market Fund (the "Money Market Funds") are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Investment securities of the Equity Growth Fund, Intermediate Government Securities Fund, GNMA Securities Fund and the Pennsylvania Municipal Bond Fund (the "Non-Money Market Funds") which are listed on a securities exchange for which market quotations are available are valued by an independent pricing service at the last quoted sales price for such securities on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price.

   Security Transactions and Investment Income -- Security transactions are accounted for on the trade date of the security purchase or sale. Cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on ex- dividend date. Gains and losses from pay-downs of mortgage-backed securities are included in net investment income.

   Repurchase Agreements -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until maturity of the Repurchase Agreements. Provisions of the Agreements and procedures adopted by Integra Trust Company (the "Adviser") ensure that the market value of the collateral, including interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

   TBA Purchase Commitments -- The Intermediate Government Securities Fund and the GNMA Securities Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of the funds' other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above.

   TBA Sale Commitments -- The Intermediate Government Securities Fund and the GNMA Securities Fund may enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery agreements. Proceeds of TBA sale commitments are not received until the contract settlement date. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security

================================================================================
38   October 31, 1995

NOTES TO FINANCIAL STATEMENTS CONTINUED                           INVENTOR FUNDS
================================================================================

Valuation" above. The contract is "marked to market" daily and the change in value is recorded by the fund as unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment the fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security. If securities are delivered under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price at the date the commitment was entered into.

   Expenses -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

   Distributions to Shareholders -- The Equity Growth Fund declares and pays dividends from net investment income on a monthly basis. The Intermediate Government Securities Fund, GNMA Securities Fund, Pennsylvania Municipal Bond Fund, Prime Obligations Money Market Fund, Treasury Securities Money Market Fund, and Pennsylvania Tax-Exempt Money Market Fund distributions from net investment income are declared on a daily basis and are payable monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

   Federal Income Taxes -- It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.

   Organization Costs -- Organizational costs have been capitalized by the Funds and are being amortized over sixty months commencing with operations. In the event any of the initial shares of the Funds are redeemed by any holder thereof during the period that the Funds are amortizing their organizational costs, the redemption proceeds payable to the holder thereof by the Funds will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $53,415 for organizational work performed by a law firm of which an officer and trustee of the Funds is a partner.

   Other -- Certain officers of the Funds are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Funds for serving as officers of the Corporation.

3. FEES AND EXPENSES

   The Funds and the Adviser have entered into an investment advisory agreement, dated August 1, 1994, under which the Adviser will receive an annual fee equal to 0.85% of the average daily net assets of the Equity Growth Fund; 0.70% of the average daily net assets of the Intermediate Government Securities, GNMA Securities and Pennsylvania Municipal Bond Funds; and 0.45% of the average daily net assets of the Prime Obligations Money Market, Treasury Securities Money Market and Pennsylvania Tax-Exempt Money Market Funds.

   Sub-Advisory services are provided to the Adviser for the Equity Growth Fund by STI Capital Management, N.A. (formerly Sun Bank Capital Management, N.A.); for the Intermediate Government Securities, GNMA Securities, Prime Obligations Money Market and Treasury Securities Money Market Funds by Wellington Management Company; and for the Pennsylvania Municipal Bond and Pennsylvania Tax-Exempt Money Market Funds by Weiss, Peck & Greer L.L.C. (the "Sub-Advisers") pursuant to sub-advisory agreements dated August 1, 1994. Under the terms of such agreements, the Sub-Advisers are entitled to receive a fee from the Adviser. Such a fee is computed daily and paid monthly. The Adviser is responsible for the supervision of, and payment of fees to, the Sub-Advisers in connection with their services.

   SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI Corporation ("SEI"), became the Fund's Distributor pursuant to an agreement dated August 1, 1994. The Class A shares of the Funds have a Rule 12b-1 Distribution Plan (the "Class A Plan"), under which such shares bear distribution expenses and related service fees at the annual rate of up to 0.25% of their average daily net assets.

================================================================================
                                                           October 31, 1995   39

NOTES TO FINANCIAL STATEMENTS CONTINUED                           INVENTOR FUNDS
================================================================================
October 31, 1995 (Unaudited)

   Pursuant to an administration agreement dated August 1, 1994, SEI Financial Management Company (the "Administrator"), a wholly-owned subsidiary of SEI, acts as the Fund's Administrator. Under the terms of the administration agreement, the Administrator will receive an annual fee which is calculated daily and paid monthly at a maximum annual rate of 0.18% of the average daily net assets of the Equity Growth, Intermediate Government Securities, GNMA Securities, and Pennsylvania Municipal Bond Funds, and 0.15% of the average daily net assets of the Prime Obligations Money Market, Treasury Securities Money Market and Pennsylvania Tax-Exempt Money Market Funds.

   During the period ended October 31, 1995, the Adviser and other parties waived a portion of their contractual fees in order to assist the Funds in maintaining a competitive expense ratio. Expenses were waived as follows (in thousands):



                                                                                             PRIME    TREASURY  PENNSYLVANIA
                                                                                       OBLIGATIONS  SECURITIES    TAX-EXEMPT
                                   EQUITY     INTERMEDIATE         GNMA  PENNSYLVANIA        MONEY       MONEY         MONEY
                                   GROWTH       GOVERNMENT   SECURITIES     MUNICIPAL       MARKET      MARKET        MARKET
                                     FUND  SECURITIES FUND         FUND     BOND FUND         FUND        FUND          FUND
============================================================================================================================
Waiver of investment
   advisory fees ...............     $ 59            $ 70          $ 53           $18          $169       $106          $ 48
Waiver of administrative fee ...       --              --            --            10            --         --            --
Waiver of 12b-1 fees ...........       65             105            63            46           351        141            78
============================================================================================================================
     Total Waivers .............     $124            $175          $116           $74          $520       $247          $126
============================================================================================================================

4. INVESTMENT TRANSACTIONS

   During the period ended October 31, 1995, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows (000):

                              EQUITY      INTERMEDIATE          GNMA     PENNSYLVANIA
                              GROWTH        GOVERNMENT    SECURITIES        MUNICIPAL
                                FUND   SECURITIES FUND          FUND        BOND FUND
=====================================================================================
PURCHASES
   U.S. Government ....      $    --           $71,045       $61,811           $   --
   Other ..............       42,674                --            --            5,284
SALES
   U.S. Government ....      $    --           $39,464       $49,044           $   --
   Other ..............       39,367                --            --            1,045

   At October 31, 1995, the total cost of securities and net realized gains or losses on securities sold for federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held at October 31, 1995 is as follows (000):

                                                   EQUITY           INTERMEDIATE          GNMA    PENNSYLVANIA
                                                   GROWTH             GOVERNMENT    SECURITIES       MUNICIPAL
                                                     FUND        SECURITIES FUND          FUND       BOND FUND
==============================================================================================================
Aggregate gross unrealized appreciation .....     $ 5,997                $ 1,948       $ 1,050            $959
Aggregate gross unrealized depreciation .....      (1,393)                   (60)          (41)             --
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation .................     $ 4,604                $ 1,888       $ 1,009            $959
==============================================================================================================

================================================================================
40   October 31, 1995

                                     NOTES
================================================================================

          NOT FDIC INSURED                                 [INVENTOR FUNDS LOGO]
------------------------------------
        MUTUAL FUNDS & OTHER                                                1995
      INVESTMENT PRODUCTS ARE:                                       SEMI-ANNUAL
------------------------------------                                   REPORT TO
- NOT INSURED BY THE FDIC                                           SHAREHOLDERS
- NOT DEPOSITS OR OBLIGATIONS OF, OR                            OCTOBER 31, 1995
  GUARANTEED BY, INTEGRA BANK OR ANY
  OF ITS AFFILIATES
- SUBJECT TO INVESTMENT RISK,
  INCLUDING POSSIBLE LOSS OF THE
  PRINCIPAL INVESTED
------------------------------------

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and must be preceded or accompanied by a current prospectus for the fund described.

SEI Financial Services Company, the distributor, is not affiliated with Integra Trust Company.

INVENTOR FUNDS
------------------------------------
INVESTMENT ADVISER
Integra Trust Company

SUB ADVISERS
Wellington Management Company
Weiss, Peck & Greer L.L.C.
STI Capital Management, N.A.

ADMINISTRATOR
SEI Financial Management Corporation

TRANSFER AGENT
DST Systems, Inc.

DISTRIBUTOR
SEI Financial Services Company

COUNSEL
Morgan, Lewis & Bockius

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand, L.L.P.

                                                                     [GRAPHIC 1]
19294                           INT-F-296-01
================================================================================